Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2021-2

Collection Period	11/01/21-11/30/21
Determination Date	12/9/2021
Distribution Date	12/15/2021

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-10.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,177,648,708.30
2.	Collections allocable to Principal		$46,902,065.99
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,865,225.26
5.	Pool Balance on the close of the last day of the related Collection Period		$1,128,881,417.05
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		81,154
7.	Initial Pool Balance		$1,558,897,246.06
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$426,428,493.03	$382,413,793.22
	c. Class A-2b Floating Rate Note Balance	$46,044,626.29	$41,292,034.85
	d. Class A-3 Note Balance	$468,060,000.00	$468,060,000.00
	e. Class A-4 Note Balance	$126,430,000.00	$126,430,000.00
	f. Class B Note Balance	$43,650,000.00	$43,650,000.00
	g. Class C Note Balance	$38,980,000.00	$38,980,000.00
	h. Class D Note Balance	$21,820,000.00	$21,820,000.00
	i. Note Balance (sum a - h)	$1,171,413,119.32	$1,122,645,828.07
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.9208925	0.8258407
	c. Class A-2b Floating Rate Note Pool Factor	0.9208925	0.8258407
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.7533203	0.7219587
10.	Overcollateralization Target Amount		$6,235,588.98
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,235,588.98
12.	Weighted Average Coupon		7.90%
13.	Weighted Average Original Term	months	66.31
14.	Weighted Average Remaining Term	months	53.33
15.	1-Month LIBOR for the interest period ending 11/14/2019		0.08950%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 11/14/2019		0.15950%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,884,644.43
	b. Liquidation Proceeds allocable to Finance Charge		$1,711.64
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,886,356.07
18.	Principal:
	a. Collections allocable to Principal		$46,902,065.99
	b. Liquidation Proceeds allocable to Principal		$234,663.85
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$47,136,729.84
19.	Total Finance Charge and Principal Collections (17d + 18d)		$55,023,085.91
20.	Interest Income from Collection Account		$977.66
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$55,024,063.57

Available Funds
23.	Available Collections	$55,024,063.57
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$55,024,063.57
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$981,373.92
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$981,373.92
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$95,946.41
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$95,946.41
	i. Class A-2b Monthly Interest	$6,120.10
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$6,120.10
	m. Class A-3 Monthly Interest	$202,826.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$202,826.00
	q. Class A-4 Monthly Interest	$85,340.25
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$85,340.25
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$37,466.25
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$37,466.25
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$43,527.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$43,527.67
34.	Tertiary Principal Distributable Amount	$20,711,702.27
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$28,184.17
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$28,184.17

36.	Quaternary Principal Distributable Amount	$21,820,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$44,012,487.04
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$6,235,588.98
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,886,356.07
	b. Total Daily Deposits of Principal Collections	$47,136,729.84
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$977.66
	e. Total Deposits to Collection Account (sum a - d)	$55,024,063.57
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$981,373.92
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$49,266,702.10
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$4,775,987.55
	f. Total Withdrawals from Collection Account (sum a - e)	$55,024,063.57
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$95,946.41
	c. Class A-2b Interest Distribution	$6,120.10
	d. Class A-3 Interest Distribution	$202,826.00
	e. Class A-4 Interest Distribution	$85,340.25
	f. Class B Interest Distribution	$37,466.25
	g. Class C Interest Distribution	$43,527.67
	h. Class D Interest Distribution	$28,184.17
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$44,014,699.81
	k. Class A-2b Principal Distribution	$4,752,591.44
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$49,266,702.10
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$44,110,646.22
	c. Class A-2b Distribution	$4,758,711.54
	d. Class A-3 Distribution	$202,826.00
	e. Class A-4 Distribution	$85,340.25
	f. Class B Distribution	$37,466.25
	g. Class C Distribution	$43,527.67
	h. Class D Distribution	$28,184.17
	i. Total Withdrawals from Note Payment Account (sum a - h)	$49,266,702.10

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$4,775,987.55
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$4,775,987.55
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,897,243.12
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,897,243.12
51.	Investment Earnings	$83.12
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,897,326.24
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$83.12
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,897,243.12
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$981,373.92
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$49,266,702.10
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$4,775,987.55
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$83.12
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$44,110,646.22
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$4,758,711.54
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$202,826.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$85,340.25
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$37,466.25
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$43,527.67
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$28,184.17
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$4,775,987.55

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,454	$20,967,184.97
	b. 61 to 90 days past due	607	$9,063,054.56
	c. 91 to 120 days past due	166	$2,321,527.10
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	2,227	$32,351,766.63
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		2.8658%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	119	$1,865,225.26
77.	Recoveries	67	$236,375.49
78.	Net Losses (Ln 76 - Ln 77)		$1,628,849.77
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1383%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	394	$5,894,311.45
81.	Recoveries	193	$1,512,262.75
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$4,382,048.70
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.2811%
84.	Average Net Loss on Defaulted Receivables		$11,121.95

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$1,784,612.50
86.	Pool Balance on the close of the last day of the preceding Collection Period		$1,177,648,708.30
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.15%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 9, 2021.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer